Financial instruments - financial and other risks - Narrative (Details) $ in Thousands	Jun. 30, 2021 USD ($) tanker
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 458,600
Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 66,500
March 2022 | Citibank / K-Sure Credit Facility | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	1
Borrowings	$ 19,300
Second quarter 2022 | Citibank / K-Sure Credit Facility | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	3
Borrowings	$ 57,600
Second quarter 2022 | Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 69,700
Second quarter 2022 | ING Credit Facility | Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	1
Borrowings	$ 12,600